SCHEDULE OF FOREIGN CURRENCY FINANCIAL ASSETS AND LIABILITIES (Details)	Sep. 30, 2023 USD ($)	Sep. 30, 2023 BWP (P)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 BWP (P)
Risk Management
Financial assets, Short term exposure	$ 2,295,217	P 2,070,323	$ 2,834,303	P 473,980
Financial assets, Long term exposure		46,041,682		32,058,793
Financial liabilities, Short term exposure	(358,713)	(2,285,426)	(1,246,825)	(2,176,110)
Financial liabilities, Long term exposure		(4,681,513)		(1,530,341)
Total exposure, Short term exposure	$ 1,936,504	(215,103)	$ 1,587,478	(1,702,130)
Total exposure, Long term exposure		P 41,360,170		P 30,528,452